Distribution Date:	12/17/24	WFRBS Commercial Mortgage Trust 2013-C15
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 2)	15		Brian Hanson		bhanson@cwcapital.com
Principal Prepayment Detail	16		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Historical Detail	17	Trust Advisor	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	18
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	20		Bank, N.A.
Specially Serviced Loan Detail - Part 2	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	23	Trustee	U.S. Bank Trust Company, National Association
Historical Bond / Collateral Loss Reconciliation Detail	24		General Contact	(312) 332-7457
Interest Shortfall Detail - Collateral Level	25		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938CAA5	1.264000%	60,151,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938CAB3	2.900000%	48,146,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938CAC1	3.881000%	260,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92938CAD9	4.153000%	301,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92938CAE7	3.720000%	104,819,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92938CAF4	4.186212%	80,257,000.00	26,736,240.92	1,034,522.58	93,269.64	0.00	0.00	1,127,792.22	25,701,718.34	89.83%	22.75%
B	92938CAH0	4.186212%	74,723,000.00	74,723,000.00	0.00	260,671.94	0.00	0.00	260,671.94	74,723,000.00	60.28%	16.00%
C	92938CAJ6	4.186212%	42,896,000.00	42,896,000.00	0.00	149,643.13	0.00	0.00	149,643.13	42,896,000.00	43.32%	12.13%
D	92938CAL1	4.186212%	62,269,000.00	62,269,000.00	0.00	367,224.20	0.00	0.00	367,224.20	62,269,000.00	18.69%	6.50%
E	92938CAN7	4.186212%	22,140,000.00	22,140,000.00	0.00	0.00	0.00	0.00	0.00	22,140,000.00	9.93%	4.50%
F	92938CAQ0	4.186212%	11,070,000.00	11,070,000.00	0.00	0.00	0.00	0.00	0.00	11,070,000.00	5.55%	3.50%
G	92938CAS6	4.186212%	38,745,430.00	13,810,254.21	0.00	0.00	0.00	(231,110.79)	0.00	14,041,365.00	0.00%	0.00%
R	92938CAV9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92938CAU1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,001,432.00	253,644,495.13	1,034,522.58	870,808.91	0.00	(231,110.79)	1,905,331.49	252,841,083.34

X-A	92938CAG2	0.000000%	855,158,000.00	26,736,240.92	0.00	0.00	0.00	0.00	0.00	25,701,718.34
Notional SubTotal			855,158,000.00	26,736,240.92	0.00	0.00	0.00	0.00	0.00	25,701,718.34

Deal Distribution Total					1,034,522.58	870,808.91	0.00	(231,110.79)	1,905,331.49

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938CAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938CAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938CAC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92938CAD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92938CAE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92938CAF4	333.13282231	12.89012273	1.16213713	0.00000000	0.00000000	0.00000000	0.00000000	14.05225987	320.24269958
B	92938CAH0	1,000.00000000	0.00000000	3.48851010	0.00000000	0.00000000	0.00000000	0.00000000	3.48851010	1,000.00000000
C	92938CAJ6	1,000.00000000	0.00000000	3.48851012	0.00000000	0.00000000	0.00000000	0.00000000	3.48851012	1,000.00000000
D	92938CAL1	1,000.00000000	0.00000000	5.89738393	(2.40887392)	4.40120525	0.00000000	0.00000000	5.89738393	1,000.00000000
E	92938CAN7	1,000.00000000	0.00000000	0.00000000	3.48850994	141.51528320	0.00000000	0.00000000	0.00000000	1,000.00000000
F	92938CAQ0	1,000.00000000	0.00000000	0.00000000	3.48851039	178.31130714	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92938CAS6	356.43569345	0.00000000	0.00000000	1.24342948	127.84989714	0.00000000	(5.96485289)	0.00000000	362.40054634
R	92938CAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92938CAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938CAG2	31.26467965	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	30.05493528

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	11/01/24 - 11/30/24	30	0.00	93,269.64	0.00	93,269.64	0.00	0.00	0.00	93,269.64	0.00
B	11/01/24 - 11/30/24	30	0.00	260,671.94	0.00	260,671.94	0.00	0.00	0.00	260,671.94	0.00
C	11/01/24 - 11/30/24	30	0.00	149,643.13	0.00	149,643.13	0.00	0.00	0.00	149,643.13	0.00
D	11/01/24 - 11/30/24	30	424,056.82	217,226.03	0.00	217,226.03	(149,998.17)	0.00	0.00	367,224.20	274,058.65
E	11/01/24 - 11/30/24	30	3,055,912.76	77,235.61	0.00	77,235.61	77,235.61	0.00	0.00	0.00	3,133,148.37
F	11/01/24 - 11/30/24	30	1,935,288.36	38,617.81	0.00	38,617.81	38,617.81	0.00	0.00	0.00	1,973,906.17
G	11/01/24 - 11/30/24	30	4,905,422.03	48,177.21	0.00	48,177.21	48,177.21	0.00	0.00	0.00	4,953,599.24
Totals			10,320,679.97	884,841.37	0.00	884,841.37	14,032.46	0.00	0.00	870,808.91	10,334,712.43

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92938CAF4	4.186212%	80,257,000.00	26,736,240.92	1,034,522.58	93,269.64	0.00	0.00	1,127,792.22	25,701,718.34
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92938CAH0	4.186212%	74,723,000.00	74,723,000.00	0.00	260,671.94	0.00	0.00	260,671.94	74,723,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92938CAJ6	4.186212%	42,896,000.00	42,896,000.00	0.00	149,643.13	0.00	0.00	149,643.13	42,896,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			197,876,000.03	144,355,240.92	1,034,522.58	503,584.71	0.00	0.00	1,538,107.29	143,320,718.34

Exchangeable Certificate Details
PEX	92938CAK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	1,905,331.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	891,103.94	Master Servicing Fee	3,186.38
Interest Reductions due to Nonrecoverability Determination	(253,259.70)	Certificate Administrator Fee	771.50
Interest Adjustments	265,969.77	Trustee Fee	95.12
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	105.69
ARD Interest	0.00	Trust Advisor Fee	343.50
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	903,814.01	Total Fees	4,502.19

Principal		Expenses/Reimbursements
Scheduled Principal	276,905.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,482.47
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.44
Curtailments	410,424.04	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	116,082.08	Non-Recoverable Advances	(231,110.79)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	803,411.79	Total Expenses/Reimbursements	(202,607.88)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	870,808.91
Excess Liquidation Proceeds	0.00	Principal Distribution	1,034,522.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,905,331.49
Total Funds Collected	1,707,225.80	Total Funds Distributed	1,707,225.80

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	253,644,495.13	253,644,495.13	Beginning Certificate Balance	253,644,495.13
(-) Scheduled Principal Collections	276,905.67	276,905.67	(-) Principal Distributions	1,034,522.58
(-) Unscheduled Principal Collections	410,424.04	410,424.04	(-) Realized Losses	(231,110.79)
(-) Principal Adjustments (Cash)	116,082.08	116,082.08	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(231,110.79)
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	252,841,083.34	252,841,083.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	255,001,402.47	255,001,402.47	Ending Certificate Balance	252,841,083.34
Ending Actual Collateral Balance	254,314,072.80	254,314,072.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	(231,107.81)	0.00	UC / (OC) Change	0.00
Current Period Advances	(231,110.79)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	(462,218.60)	0.00	Net WAC Rate	4.19%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,599,093.45	1.03%	44	4.9700	NAP	Defeased	1	2,599,093.45	1.03%	44	4.9700	NAP
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	1	70,299,032.93	27.80%	(17)	4.3160	0.766600
2,000,001 to 3,000,000	1	2,599,093.45	1.03%	44	4.9700	2.418100	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	70,271,825.64	27.79%	(18)	3.8390	1.434300
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	2,599,093.45	1.03%	44	4.9700	2.418100
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.50	1	107,072,037.87	42.35%	(16)	4.3600	3.234300
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 or Greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	252,841,083.34	100.00%	(16)	4.2155	2.035885
50,000,001 to 90,000,000	2	140,570,858.57	55.60%	(17)	4.0775	1.100385
90,000,001 or greater	1	107,072,037.87	42.35%	(16)	4.3600	3.234300
Totals	5	252,841,083.34	100.00%	(16)	4.2155	2.035885
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	2,599,093.45	1.03%	44	4.9700	NAP
							Defeased	1	2,599,093.45	1.03%	44	4.9700	NAP
Georgia	1	107,072,037.87	42.35%	(16)	4.3600	3.234300
							Retail	4	250,241,989.89	98.97%	(16)	4.2077	2.027118
Michigan	1	2,599,093.45	1.03%	44	4.9700	2.418100
							Totals	5	252,841,083.34	100.00%	(16)	4.2155	2.035885
North Carolina	1	70,271,825.64	27.79%	(18)	3.8390	1.434300

Washington	1	70,299,032.93	27.80%	(17)	4.3160	0.766600

Totals	5	252,841,083.34	100.00%	(16)	4.2155	2.035885

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,599,093.45	1.03%	44	4.9700	NAP	Defeased	1	2,599,093.45	1.03%	44	4.9700	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	70,271,825.64	27.79%	(18)	3.8390	1.434300	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	177,371,070.80	70.15%	(16)	4.3426	2.256255	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	4	250,241,989.89	98.97%	(16)	4.2077	2.027118
	4.751% to 5.000%	1	2,599,093.45	1.03%	44	4.9700	2.418100	Totals	5	252,841,083.34	100.00%	(16)	4.2155	2.035885
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	252,841,083.34	100.00%	(16)	4.2155	2.035885
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	247,642,896.44	97.94%	(17)	4.1997	2.023015	Interest Only	1	107,072,037.87	42.35%	(16)	4.3600	3.234300
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
85 months to120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	2	140,570,858.57	55.60%	(17)	4.0775	1.100385
	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	247,642,896.44	97.94%	(17)	4.1997	2.023015	300 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	3	247,642,896.44	97.94%	(17)	4.1997	2.023015
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,599,093.45	1.03%	44	4.9700	NAP	Defeased	1	2,599,093.45	1.03%	44	4.9700	NAP
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	1	2,599,093.45	1.03%	44	4.9700	2.418100
	12 months or less	4	250,241,989.89	98.97%	(16)	4.2077	2.027118	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	85 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	252,841,083.34	100.00%	(16)	4.2155	2.035885	Totals	2	5,198,186.90	2.06%	44	4.9700	2.649050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310920478	RT	Augusta	GA	Actual/360	4.360%	390,519.61	410,424.04	0.00	N/A	08/01/23	08/01/25	107,482,461.91	107,072,037.87	12/01/24
4	440000254	RT	Pineville	NC	Actual/360	3.839%	225,363.43	172,589.79	0.00	N/A	06/01/23	--	70,444,415.43	70,271,825.64	12/01/24
5	440000246	RT	Silverdale	WA	Actual/360	4.316%	265,969.77	116,082.08	116,082.08	N/A	07/01/23	--	70,415,115.01	70,299,032.93	09/01/23
38	810919045	RT	Farmington Hills	MI	Actual/360	4.970%	10,980.60	52,157.94	0.00	N/A	08/01/28	--	2,651,251.39	2,599,093.45	12/01/24
39	810919053	RT	Livonia	MI	Actual/360	4.970%	10,980.60	52,157.94	0.00	N/A	08/01/28	--	2,651,251.39	2,599,093.45	12/01/24
Totals							903,814.01	803,411.79	116,082.08				253,644,495.13	252,841,083.34
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,323,944.25	12,415,493.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,269,800.44	11,244,526.14	01/01/24	09/30/24	12/12/24	8,888,333.85	0.00	0.00	0.00	0.00	0.00
5	4,323,963.80	0.00	--	--	01/11/20	40,722,186.51	6,055,404.98	(2,000.96)	2,335,849.71	0.00	(231,110.79)
38	2,024,961.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	38,942,670.37	23,660,019.28				49,610,520.36	6,055,404.98	(2,000.96)	2,335,849.71	0.00	(231,110.79)

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	310920478	410,424.04	Partial Liquidation (Curtailment)	0.00	0.00
Totals		410,424.04		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	2	177,371,070.80	0	0.00	1	410,424.04	0	0.00	4.215507%	3.941025%	(16)
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	2	177,897,576.92	0	0.00	1	542,834.20	0	0.00	4.215840%	3.941438%	(15)
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	2	178,440,411.12	0	0.00	1	1,974,703.89	0	0.00	4.216210%	3.941891%	(14)
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	70,415,115.01	0	0.00	0	0.00	0	0.00	4.217368%	3.943117%	(13)
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	1	70,415,115.01	0	0.00	0	0.00	0	0.00	4.217427%	3.943262%	(12)
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	70,536,225.42	0	0.00	0	0.00	0	0.00	4.217531%	3.943446%	(10)
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	70,665,328.00	0	0.00	0	0.00	0	0.00	4.217629%	3.943624%	(9)
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	70,785,511.92	0	0.00	0	0.00	0	0.00	4.217732%	3.943805%	(8)
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	70,913,721.11	0	0.00	0	0.00	0	0.00	4.217828%	3.943979%	(7)
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	1	71,032,985.28	0	0.00	0	0.00	0	0.00	4.217929%	3.944158%	(6)
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	1	71,168,809.36	1	71,943,534.16	0	0.00	0	0.00	4.218018%	3.944324%	(5)
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	2	71,287,128.99	0	0.00	0	0.00	1	2,306,111.58	4.218117%	3.944500%	(4)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	440000246	09/01/23	14	5	(2,000.96)	2,335,849.71	29,434.25	71,773,096.39	05/11/20	7			12/17/21
Totals					(2,000.96)	2,335,849.71	29,434.25	71,773,096.39

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		140,570,859	70,271,826	0		70,299,033
0 - 6 Months		0	0	0		0
7 - 12 Months		107,072,038	0	0		107,072,038
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,198,187	5,198,187	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	252,841,083	182,542,050	0	0	0	70,299,033
Nov-24	253,644,495	183,229,380	0	0	0	70,415,115
Oct-24	254,455,006	184,039,891	0	0	0	70,415,115
Sep-24	256,704,684	186,289,569	0	0	0	70,415,115
Aug-24	256,970,373	186,555,258	0	0	0	70,415,115
Jul-24	257,356,197	186,819,972	0	0	0	70,536,225
Jun-24	257,757,419	187,092,091	0	0	0	70,665,328
May-24	258,140,351	187,354,839	0	0	0	70,785,512
Apr-24	258,538,783	187,625,062	0	0	0	70,913,721
Mar-24	258,918,844	116,117,790	0	0	71,768,068	71,032,985
Feb-24	259,331,512	78,162,703	0	0	110,000,000	71,168,809
Jan-24	259,708,662	78,421,533	0	0	110,000,000	71,287,129
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310920478	107,072,037.87	107,072,037.90	159,600,000.00	04/23/24	11,849,243.14	3.23430	09/30/24	08/01/23	I/O
4	440000254	70,271,825.64	70,270,751.61	135,500,000.00	09/17/24	10,576,855.14	1.43430	09/30/24	06/01/23	223
5	440000246	70,299,032.93	71,773,096.39	32,800,000.00	03/12/24	3,525,877.80	0.76660	12/31/23	07/01/23	223
Totals		247,642,896.44	249,115,885.90	327,900,000.00		25,951,976.08

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	310920478	RT	GA	08/09/23	1

Loan transferred to Special Servicing on 8/9/2023 due to a maturity default (loan matured 8/1/2023). Loan collateral is the combination of the fee/leasehold of a 508,000 SF portion of a 1.1MM SF regional mall located in Augusta, GA. The mall was originally built in 1978 and renovated in 2007. The loan collateral anchor is Dick's Sporting Goods and also includes a lifestyle component. Non-collateral anchors are Dillard's, Macy's and JCPenney. Most recent inspection reports the property to be in good overall condition. Current occupancy for the loan collateral portion of the mall is +/- 90%. Loan modification closed in September 2024. Strategy is to monitor the loan and return to the master servicer.

4	440000254	RT	NC	05/24/23	1

Loan transferred to the special servicer due to Imminent Monetary Default due to the 6/1/2023 maturity date. On 1/18/2024, Lender and Borrower parties executed a forbearance agreement providing for a term of two (2) years and expiring

6/1/2025, among other terms. As of 12/3/2024, lender continues to monitor the loan and property performance throughout the forbearance term.On 1/18/2024, Lender and Borrower parties executed a forbearance agreement providing for a term of two (2) years and expiring 6/1/2025, among other terms.

5	440000246	RT	WA	05/11/20	7

COVID - Loan collateral is a +/- 580,044 square foot mall located in Silverdale, WA (40 miles west of Seattle). The entire mall encompasses +/- 761,789 square feet including non-owned portions. January 2024 inspection was performed and the property was found to be in good condition with limited deferred maintenance. Receiver appointed 8/17/2020. Foreclosure sale occurred on 12/17/2021. October 2024 financials report the collateral portion of the mall is +/- 96% leased (including temp tenants). Strategy is to market the REO asset for sale with liquidation anticipated by year end 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	440000254	0.00	3.83900%	0.00	3.83900%	10	01/18/24	01/18/24	--
33	300620033	7,251,045.34	5.68000%	7,251,045.34 5.68000%		10	06/19/20	04/05/20	07/13/20
Totals		7,251,045.34		7,251,045.34
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	470086230	08/15/14	19,500,000.00	138,570,000.00	22,986,675.01	1,668,394.51	22,986,675.01	21,318,280.50	0.00	0.00	0.00	0.00	0.00%
13	310919905	08/17/20	16,040,775.20	6,000,000.00	6,442,019.00	4,775,915.44	5,113,226.25	337,310.81	15,703,464.39	0.00	476,201.98	15,227,262.41	84.59%
23	310919386	05/17/22	8,631,652.57	4,100,000.00	8,167,995.76	2,806,718.32	7,956,953.35	5,150,235.03	3,481,417.54	0.00	90,111.94	3,391,305.60	32.79%
54	540919682	08/16/19	3,965,104.14	1,000,000.00	1,011,312.77	1,035,628.44	944,105.32	(91,523.12)	4,056,627.26	0.00	107,067.48	3,949,559.78	75.22%
55	310918724	01/18/24	4,187,442.39	3,250,000.00	4,299,896.07	1,693,015.02	3,999,126.60	2,306,111.58	1,881,330.81	0.00	0.00	1,881,330.81	37.32%
57	416000100	11/18/20	4,135,063.72	6,000,000.00	4,389,515.06	194,818.77	4,389,515.06	4,194,696.29	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			56,460,038.02	158,920,000.00	47,297,413.67	12,174,490.50	45,389,601.59	33,215,111.09	25,122,840.00	0.00	673,381.40	24,449,458.60

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	470086230	08/15/14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	310919905	03/15/24	0.00	0.00	15,227,262.41	0.00	0.00	635.00	0.00	0.00	15,227,262.41
		11/17/23	0.00	0.00	15,226,627.41	0.00	0.00	(2,685.04)	0.00	0.00
		10/17/22	0.00	0.00	15,229,312.45	0.00	0.00	(455,602.61)	0.00	0.00
		05/17/22	0.00	0.00	15,684,915.06	0.00	0.00	(18,549.33)	0.00	0.00
		08/17/20	0.00	0.00	15,703,464.39	0.00	0.00	15,703,464.39	0.00	0.00
23	310919386	11/17/23	0.00	0.00	3,391,305.60	0.00	0.00	(90,111.94)	0.00	0.00	3,391,305.60
		05/17/22	0.00	0.00	3,481,417.54	0.00	0.00	3,481,417.54	0.00	0.00
54	540919682	12/17/20	0.00	0.00	3,949,559.78	0.00	(107,067.48)	0.00	0.00	0.00	4,056,627.26
		08/16/19	0.00	0.00	4,056,627.26	0.00	0.00	4,056,627.26	0.00	0.00
55	310918724	01/18/24	0.00	0.00	1,881,330.81	0.00	0.00	1,881,330.81	0.00	(1,215,530.31)	665,800.50
57	416000100	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	24,449,458.60	0.00	(107,067.48)	24,556,526.08	0.00	(1,215,530.31)	23,340,995.77

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(863.27)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	14,675.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	(265,969.77)	0.00	14,669.82	0.00	0.00	0.00	0.00	253,259.70	0.00	0.00	0.00	0.00
Total	(265,969.77)	0.00	28,482.47	0.00	0.00	0.00	0.00	253,259.70	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,772.40

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26